TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2020
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

NOTE 6 – TANGIBLE FIXED ASSETS

USDm	2020	2019	2018
Land and buildings
Cost:
Balance as of 1 January	10.4	—	—
Adjustment on transition to IFRS 16	—	9.9	—
Additions	1.3	0.5	—
Balance as of 31 December	11.7	10.4	—

Depreciation:
Balance as of 1 January	2.3	—	—
Depreciation for the year	2.3	2.3	—
Balance as of 31 December	4.6	2.3	—

Carrying amount as of 31 December	7.1	8.1	—

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 66.1m (2019: USD 60.7m, 2018: USD 67.5m).

USDm	2020	2019	2018
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	2,064.2	1,886.3	1,726.6
Additions	102.5	81.3	162.7
Disposals	(29.8)	(25.6)	(30.2)
Transferred from prepayments	148.1	252.3	81.8
Transferred to assets held for sale	(124.9)	(130.1)	(54.6)
Balance as of 31 December	2,160.1	2,064.2	1,886.3

Depreciation:
Balance as of 1 January	360.6	327.6	264.8
Exchange rate adjustment	—	—	—
Disposals	(29.8)	(25.6)	(30.2)
Depreciation for the year	118.4	106.5	113.4
Transferred to assets held for sale	(43.0)	(47.9)	(20.4)
Balance as of 31 December	406.2	360.6	327.6

Impairment:
Balance as of 1 January	28.8	162.1	167.3
Impairment losses on tangible fixed assets	11.1	6.0	3.2
Reversal of impairment 1)	—	(120.0)	—
Transferred to assets held for sale	(8.5)	(19.3)	(8.4)
Balance as of 31 December	31.4	28.8	162.1

Carrying amount as of 31 December	1,722.5	1,674.8	1,396.6

1)    For additional information regarding impairment considerations, please refer to Note 8.

USDm	2020	2019	2018
Prepayments on vessels
Cost:
Balance as of 1 January	95.0	45.5	88.4
Additions	65.1	301.8	38.9
Transferred to vessels	(148.1)	(252.3)	(81.8)
Balance as of 31 December	12.0	95.0	45.5

Carrying amount as of 31 December	12.0	95.0	45.5

USDm	2020	2019	2018
Other plant and operating equipment
Cost:
Balance as of 1 January	8.1	5.8	3.6
Adjustment on transition to IFRS 16	—	0.3	—
Additions	3.8	2.2	2.2
Disposals	(4.3)	(0.2)	—
Balance as of 31 December	7.6	8.1	5.8

Depreciation:
Balance as of 1 January	3.8	2.8	1.7
Disposals	(4.2)	—	—
Depreciation for the year	1.2	1.0	1.1
Balance as of 31 December	0.8	3.8	2.8

Carrying amount as of 31 December	6.8	4.3	3.0

For information on assets provided as collateral security, please refer to note 16. Please refer to note 8 for information on impairment testing.

The depreciation expense related to "Other plant and operating equipment" of USD 1.2m relates to "Administrative expense" (2019: USD 1.0m, 2018: USD 1.1m). Depreciation and impairment losses on tangible fixed assets on "Vessels and capitalized dry-docking" relate to operating expenses.